Investment in equity investees (Details 2) ¥ in Thousands, $ in Thousands						1 Months Ended			3 Months Ended			12 Months Ended
	Aug. 09, 2018 CNY (¥)	May 23, 2018 CNY (¥) item	Jun. 17, 2016 CNY (¥)	May 22, 2015 CNY (¥) item	Feb. 16, 2015 CNY (¥)	Apr. 30, 2019 CNY (¥)	Apr. 30, 2016 CNY (¥) item	Dec. 31, 2014 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)	Mar. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Apr. 29, 2019 CNY (¥)	May 22, 2018	Dec. 28, 2017 CNY (¥)	Nov. 16, 2017 individual	Aug. 31, 2016 USD ($)	Aug. 11, 2016	Apr. 26, 2016 CNY (¥)	Feb. 28, 2015 USD ($)
Equity method investments
Investments accounted for under the equity method									¥ 15,479,331				¥ 15,479,331	¥ 13,307,454	¥ 8,800,593
Equity method investment with the investment cost allocation
Carrying value of equity investment									15,479,331				15,479,331	13,307,454	8,800,593
Operating data:
Revenues													128,942,238	94,099,295	72,206,753
Gross profit													34,540,510	26,893,544	19,162,739
Income/(Loss) from operations													(534,006)	(1,471,960)	(2,200,140)
Net income/(loss)													(564,940)	(1,722,715)	(2,549,137)
Net income/(loss) attributable to shareholders													(1,235,224)	(1,748,305)	(2,977,210)
Proportionate share of equity method investees' net income												$ (249,680)	(1,738,219)	(1,113,105)	(1,926,720)
Balance sheet data:
Current assets									117,073,881				117,073,881	110,276,278	78,125,211
Non-current assets									97,456,584				97,456,584	78,546,934	62,806,104
Current liabilities									94,482,219				94,482,219	80,643,552	58,734,790
Non-current liabilities									18,910,340				18,910,340	22,755,496	16,703,429
Redeemable stock									10,593,025				10,593,025	9,897,962	5,877,854
Non-controlling interests									380,510				380,510	431,498	717,106
Accumulated impairment of Measurement Alternative investments									2,458,382				2,458,382
Others, net
Equity method investments
Impairment charges in connection with the Measurement Alternative investments													1,612,139	593,138	59,987
Share of results of equity investees
Equity method investment with the investment cost allocation
Impairment charges in connection with the equity method													796,737	0	0
Yonghui Group
Equity method investments
Investments accounted for under the equity method									¥ 5,508,062				¥ 5,508,062	¥ 5,450,209	¥ 4,245,001
Percentage of the issued and outstanding ordinary shares (in percentage)		12.00%							12.00%				12.00%	12.00%	10.00%		10.00%				10.00%
Total consideration in cash		¥ 5,458,074
Number of board seat held | item		2
Number of board seats | item		11
Dividend received													¥ 120,338	¥ 143,557	¥ 114,845
Equity method investment with the investment cost allocation
Carrying value of equity investment									¥ 5,508,062				5,508,062	5,450,209	4,245,001
Proportionate share of investee's net tangible assets and intangible assets									2,249,239				2,249,239	2,122,874	1,946,349
Positive(negative) basis difference									3,258,823				3,258,823	3,327,335	2,298,652
Positive (negative) basis difference has been assigned to goodwill									1,989,726				1,989,726	1,989,726	1,270,190
Positive (negative) basis difference has been assigned to amortizable intangible assets									1,692,129				1,692,129	1,783,478	1,371,283
Positive (negative) basis difference has been assigned to deferred tax liabilities									(423,032)				(423,032)	(445,869)	(342,821)
Cumulative gains/(losses) in equity interest									428,729				¥ 428,729	250,538	124,917
Weighted average remaining life of the intangible assets												15 years	15 years
Aggregate market values									8,248,601				¥ 8,248,601	8,609,614	9,666,167
Operating data:
Revenues													81,367,849	67,975,691	55,524,229
Gross profit													18,019,934	14,912,887	11,319,620
Income/(Loss) from operations													2,024,586	1,296,271	2,065,795
Net income/(loss)													1,774,888	1,189,513	1,721,628
Net income/(loss) attributable to shareholders													2,000,842	1,548,833	1,818,910
Proportionate share of net income, before basis adjustments													232,580	160,630	181,891
Basis adjustments													(68,512)	(64,072)	(58,998)
Proportionate share of equity method investees' net income													164,068	96,558	122,893
Bitauto Group
Equity method investments
Investments accounted for under the equity method									¥ 1,817,781				¥ 1,817,781	2,544,367	2,128,409
Percentage of the issued and outstanding ordinary shares (in percentage)					25.00%				24.00%				24.00%
Total consideration in resources-Future services					¥ 3,045,268
Total consideration in cash			¥ 328,975		2,450,920
Total consideration for equity investment					¥ 5,496,188
Total consideration in resources, additional support period from key platform					5 years
Equity method investment with the investment cost allocation
Carrying value of equity investment									¥ 1,817,781				¥ 1,817,781	2,544,367	2,128,409
Proportionate share of investee's net tangible assets and intangible assets									2,347,924				2,347,924	2,619,609	2,228,925
Positive(negative) basis difference									(530,143)				(530,143)	(75,242)	(100,516)
Positive (negative) basis difference has been assigned to amortizable intangible assets									(530,143)				(530,143)	(75,242)	(100,516)
Cumulative gains/(losses) in equity interest									(3,910,223)				(3,910,223)	(3,280,796)	(3,696,754)
Aggregate market values									1,793,871				1,793,871	3,087,400	3,773,634
Impairment charges in connection with the equity method											¥ 488,453
Dada Group
Equity method investments
Investments accounted for under the equity method															139,147
Percentage of the issued and outstanding ordinary shares (in percentage)							81.00%
Term of warrant (in years)							2 years
Total consideration in cash							¥ 1,298,700
Number of board seat held | item							2
Number of board seats | item							6
Total consideration for equity investment							¥ 3,508,200
Assets/investments received by the Company																						¥ 3,508,200
Equity method investment with the investment cost allocation
Carrying value of equity investment															139,147
Proportionate share of investee's net tangible assets and intangible assets									(1,701,718)				(1,701,718)	(1,709,458)	(1,579,323)
Positive(negative) basis difference									1,701,718				1,701,718	1,709,458	1,718,470
Positive (negative) basis difference has been assigned to goodwill									1,605,891				1,605,891	1,605,891	1,605,891
Positive (negative) basis difference has been assigned to amortizable intangible assets									127,770				127,770	138,089	150,105
Positive (negative) basis difference has been assigned to deferred tax liabilities									(31,943)				(31,943)	(34,522)	(37,526)
Cumulative gains/(losses) in equity interest									(2,164,050)				¥ (2,164,050)	(2,164,050)	(2,024,903)
Weighted average remaining life of the intangible assets												6 years	6 years
Dada Group | Ordinary shares
Equity method investments
Percentage of the equity interests on a fully diluted basis (in percentage)							41.00%
Assets/investments received by the Company																						2,164,050
Dada Group | Preferred Shares
Equity method investments
Investments accounted for under the equity method									2,376,775				¥ 2,376,775
Percentage of the equity interests on a fully diluted basis (in percentage)							7.00%
Total consideration in cash	¥ 1,230,808												0
Total consideration for equity investment																		¥ 983,820
Assets/investments received by the Company																						1,298,700
Equity method investment with the investment cost allocation
Carrying value of equity investment									2,376,775				2,376,775
Cumulative gains/(losses) in equity interest									1,373,385				1,373,385
Dada Group | Warrants-C
Equity method investments
Assets/investments received by the Company																						¥ 45,450
Equity method investment with the investment cost allocation
Warrant recorded at fair value									45,450				45,450
Dada Group | Supply chain support
Equity method investments
Estimated useful lives (in years)							10 years
Dada Group | Traffic and other additional support
Equity method investments
Estimated useful lives (in years)							7 years
Dada Group | Non-compete Agreement
Equity method investments
Estimated useful lives (in years)							7 years
Tuniu Group
Equity method investments
Investments accounted for under the equity method									457,443				457,443	858,566	947,500
Percentage of the issued and outstanding ordinary shares (in percentage)				28.00%				7.00%
Total consideration in resources-Future services				¥ 660,215
Total consideration in cash				¥ 1,528,275				¥ 305,930
Number of board seat held | item				1
Total consideration for equity investment				¥ 2,188,490
Total consideration in resources, with exclusive right				5 years
Equity method investment with the investment cost allocation
Carrying value of equity investment									457,443				457,443	858,566	947,500
Proportionate share of investee's net tangible assets and intangible assets									633,295				633,295	714,009	779,525
Positive(negative) basis difference									(175,852)				(175,852)	144,557	167,975
Positive (negative) basis difference has been assigned to goodwill														23,899	23,899
Positive (negative) basis difference has been assigned to amortizable intangible assets									(175,852)				(175,852)	160,877	192,101
Positive (negative) basis difference has been assigned to deferred tax liabilities														(40,219)	(48,025)
Cumulative gains/(losses) in equity interest									(2,036,702)				(2,036,702)	(1,635,579)	(1,546,645)
Aggregate market values									457,443				457,443	867,921	1,304,082
Impairment charges in connection with the equity method									86,072	¥ 222,212
Yixin
Equity method investments
Investments accounted for under the equity method									1,206,741				1,206,741	1,044,537	860,992
Percentage of the issued and outstanding ordinary shares (in percentage)																			11.00%
Equity method investment with the investment cost allocation
Carrying value of equity investment									1,206,741				1,206,741	1,044,537	860,992
Proportionate share of investee's net tangible assets and intangible assets									1,663,071				1,663,071	1,641,276	1,703,448
Positive(negative) basis difference									(456,330)				(456,330)	(596,739)	(842,456)
Cumulative gains/(losses) in equity interest									345,749				345,749	183,545
Aggregate market values									1,060,433				1,060,433	¥ 1,049,246	¥ 3,586,393
Number of non-executive board members the Group has right to nominate | individual																			1
Number of non-executive board members | individual																			9
Yixin | Preferred Shares
Equity method investments
Cost method investments | $																				$ 30,000			$ 100,000
Jiangsu Five Star
Equity method investments
Investments accounted for under the equity method									1,317,045				1,317,045			¥ 1,274,257
Percentage of the issued and outstanding ordinary shares (in percentage)						46.00%
A combination of cash and assumption of the seller's debt						¥ 1,274,257
Loans granted						¥ 1,024,946
Equity method investment with the investment cost allocation
Carrying value of equity investment									1,317,045				1,317,045			1,274,257
Proportionate share of investee's net tangible assets and intangible assets									480,438				480,438			432,310
Positive(negative) basis difference									836,607				836,607			841,947
Positive (negative) basis difference has been assigned to goodwill									586,325				586,325			586,325
Positive (negative) basis difference has been assigned to amortizable intangible assets									206,069				206,069			208,840
Positive (negative) basis difference has been assigned to deferred tax liabilities									(83,428)				(83,428)			(85,208)
Cumulative gains/(losses) in equity interest									42,788				¥ 42,788
Weighted average remaining life of the intangible assets												19 years	19 years
Weighted average remaining life of the property, plant and equipment												24 years	24 years
Property									¥ 127,641				¥ 127,641			¥ 131,990